Accumulated Other Comprehensive Income (loss) (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income

RMB
Balance as of January 1, 2019	419,750
Foreign currency translation adjustments, net of tax of nil	64,598

Balance as of December 31, 2019	484,348
Foreign currency translation adjustments, net of tax of nil	(552,788)

Balance as of December 31, 2020	(68,440)

Balance as of December 31, 2020, in US$	(10,489)